Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 13 – COMMITMENTS AND CONTINGENCIES

The Company has entered into multiple lease agreements for the lease of premises for factory buildings, office spaces and warehouses. Also see Note 8 for operating leases with related parties.

Rental expense, including expenses incurred from operating leases with related parties, for the years ended December 2018, 2017 and 2016 was $218,414, $163,497, and $161,136, respectively. The Company has future minimum lease obligations, including lease obligations with related parties, as of December 31, 2018 as follows:

2019	$207,943
2020	187,876
2021	58,723
2022	61,423
2023	64,285
Thereafter	231,790
Total	$812,040

The Company provides counter guarantee to Gaochuang including a cash deposit of RMB300,000 (approximately $43,600) and asset pledge of four invention patents and certain property, plant and equipment with net book value of $850,541 as of December 31, 2018 in consideration of the guarantees provided by Gaochuang for certain notes payables financed by the Company during the year ended December 31, 2018 (the “Counter Guarantee”). The Counter Guarantee arrangement further includes an unlimited joint liability guarantee provided by Rongfeng Cui and Yanjuan Wang, and a third party guarantee provided by Saike.